Fully-Benefit Responsive Investment Contracts (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
At contract value	$ 16,656	$ 15,985
EBP, Synthetic Investment Contract
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
At contract value	384,600	384,700
At contract value	$ 16,700	$ 16,000